STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investor, Placement Agent1 and Placement Agent2 Warrants [Member]
Schedule of Fair Value of Warrants [Table Text Block]
The following tables reflect assumptions used to determine the fair value of the Warrants:

		April-June 2011	December 2011
	Fair Value Hierarchy Level	Investor Warrants	Placement Agent Warrants	Placement Agent Warrants

Indexed shares		5,256,800	788,520	788,520
Exercise price		$1.60	$1.60	$1.25

Significant assumptions:
Stock price	3	$0.906	$0.906	$0.906
Remaining term	3	6 years	6 years	6 years
Risk free rate	2	2.49%	1.12%	1.12%
Expected volatility	3	53.55%	54.21%	54.21%

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

•	Risk-free rate- The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the warrants.

(3)	Level 3 inputs include:

•	Stock price- The Company’s common stock was not publicly traded at the time the Warrants were issued. Therefore, the stock price was determined implicitly from an iterative process in order for the combined fair value of the common stock and the warrants to equal the amount of proceeds received in the Private Placement, based upon the assumption that the Private Placement was the result of an arm’s length transaction.

•	Remaining term- The Company does not have a history to develop the expected term for its warrants. Accordingly, the Company expected that the Initial Exercise Date to occur within one year from the date of issuance plus the contractual term in the calculations.

•	Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the warrants using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities’ share prices in calculating the expected volatility appropriate to the Company.

The following tables reflect assumptions used to determine the fair value of the Warrants:

		April-June 2011	December 2011
	Fair Value Hierarchy Level	Investor Warrants	Placement Agent Warrants	Placement Agent Warrants
Indexed shares		5,256,800	788,520	788,520
Exercise price		$1.60	$1.60	$1.25
Significant assumptions:
Stock price	3	$0.906	$0.906	$0.906
Remaining term	3	6 years	6 years	6 years
Risk free rate	2	2.49%	1.12%	1.12%
Expected volatility	3	53.55%	54.21%	54.21%

Acueity Warrants [Member]
Schedule of Fair Value of Warrants [Table Text Block]

The following tables reflect assumptions used to determine the fair value of the Warrants:

		September 2012
	Fair Value Hierarchy Level	Acueity Warrants

Indexed shares		325,000
Exercise price		$5.00

Significant assumptions:
Stock price	3	$5.00
Remaining term	3	5 years
Risk free rate	2	0.62%
Expected volatility	3	56.54%

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

•	Risk-free rate- The risk-free rate of return reflects the interest rate for United States Treasury Note with similar time-to-maturity to that of the warrants.

(3)	Level 3 inputs include:

•	Stock price- The Company’s common stock was not publicly traded at the time the Acueity Warrants were issued. Therefore, the stock price was determined at the offering price of the then contemplated initial public offering, for which the registration statement on Form S-1 (File No. 333-179500) was subsequently declared effective by the Securities and Exchange Commission on November 7, 2012, and a prospectus was subsequently filed pursuant to Rule 424(b)(4) on November 9, 2012 (see Note 16).

•	Remaining term- The Company does not have a history to develop the expected term for its warrants. Accordingly, the Company expected that the Initial Exercise Date to occur within one year from the date of issuance plus the contractual term in the calculations.

•	Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, as required by ASC 718-10-30, the Company has accounted for the warrants using the calculated value method. The Company identified seven public entities in the similar industry for which share price information was available, and considered the historical volatilities of those public entities’ share prices in calculating the expected volatility appropriate to the Company.